Borrowings - Senior Unsecured Notes (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 06, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 21, 2014	Jul. 11, 2014	Mar. 14, 2014
Debt Instrument [Line Items]
Loss on debt extinguishment		$ 0	$ 0	$ 0	$ 3,000,000	$ 274,000,000	$ 79,000,000	$ 56,000,000
Senior Unsecured Notes | 12.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate						12.625%
Redemption price, percentage						100.00%
Senior Unsecured Notes | 10.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate						10.625%
Repurchase amount									$ 285,000,000
Redemption price, percentage						100.00%
Senior Unsecured Notes | 11.25% senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate						11.25%
Repurchase amount									$ 275,000,000
Redemption price, percentage						100.00%
Senior Unsecured Notes | 11.75% Senior unsecured subordinated notes due 2021
Debt Instrument [Line Items]
Interest rate	11.75%					11.75%				11.75%	11.75%
Face amount	$ 725,000,000
Repurchase amount										$ 866,000,000
Redemption price, percentage						100.00%
Borrowings as percentage of par	103.50%
Unamortized premium	$ 25,000,000
Senior Unsecured Notes | 11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Interest rate	11.25%					11.25%
Loss on debt extinguishment	$ 1,000,000